UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                       PNC ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.



PNC ALTERNATIVE STRATEGIES FUND LLC
SEMI-ANNUAL REPORT (UNAUDITED)
SEPTEMBER 30, 2008

PNC ALTERNATIVE STRATEGIES FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     2
Statement of Operations .................................................     3
Statements of Changes in Members' Capital ...............................     4
Statement of Cash Flows .................................................     5
Financial Highlights ....................................................     6
Notes to Financial Statements ...........................................     7
Board Approval of Investment Management and Advisory Agreements .........    13
Other Information .......................................................    16

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS
Investment in PNC Alternative Strategies Master Fund LLC ("Master Fund")   $30,387,239
Investment in registered investment company (cost $103)*                           103
Receivable from Master Fund for tender offers                                5,000,000
Restricted cash                                                                250,000
Receivable from Manager                                                         23,657
Prepaid directors' fees                                                          3,396
Prepaid expenses                                                                 5,500
                                                                           -----------
   Total assets                                                             35,669,895
                                                                           -----------
LIABILITIES
Note payable for tender offers                                               5,250,000
Due to Master Fund                                                             190,227
Incentive fee payable                                                            4,902
Administration fee payable                                                      33,750
Other accrued expenses                                                          77,629
                                                                           -----------
   Total liabilities                                                         5,556,508
                                                                           -----------
   Net assets                                                              $30,113,387
                                                                           ===========
MEMBERS' CAPITAL
Capital                                                                    $18,826,557
Accumulated net investment loss                                             (7,151,953)
Accumulated net realized gain on investments                                14,600,215
Net unrealized appreciation on investments                                   3,838,568
                                                                           -----------
        Members' capital                                                   $30,113,387
                                                                           ===========

*    See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                   $    23,070
   Expenses                                                             (413,229)
                                                                     -----------
      Net investment loss allocated from Master Fund                    (390,159)
                                                                     -----------
DIVIDEND INCOME                                                               25
                                                                     -----------
OPERATING EXPENSES
Incentive fees                                                             4,902
Administration fees                                                       59,121
Chief Compliance Officer fees                                              3,932
Directors' fees                                                            3,859
Audit and tax fees                                                        27,196
Printing fees                                                             19,893
Legal fees                                                                 9,710
Registration fees                                                          1,443
Other expenses                                                            17,305
                                                                     -----------
         Total operating expenses                                        147,361
Less:
      Expense waiver/reimbursement from Manager                         (121,096)
                                                                     -----------
         Net expenses                                                     26,265
                                                                     -----------
         Net investment loss                                            (416,399)
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
   FROM MASTER FUND
Net realized gain on investments                                         971,121
Net change in unrealized appreciation on investments                  (4,151,528)
                                                                     -----------
         Net realized and unrealized loss on investments allocated
            from Master Fund                                          (3,180,407)
                                                                     -----------
Net decrease in members' capital from operating activities           $(3,596,806)
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                             $(1,004,330)
Net realized gain on investments                                  4,454,484
Net change in unrealized appreciation on investments             (2,944,674)
                                                                -----------
   Net increase in members' capital from operating activities       505,480
                                                                -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                    695,000
Costs of Interests repurchased                                   (9,767,841)
                                                                -----------
   Net decrease in members' capital from capital transactions    (9,072,841)
                                                                -----------
MEMBERS' CAPITAL
Balance at beginning of year                                     47,227,554
                                                                -----------
Balance at end of year                                          $38,660,193
                                                                ===========

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (Unaudited)

FROM OPERATING ACTIVITIES
Net investment loss                                             $  (416,399)
Net realized gain on investments                                    971,121
Net change in unrealized appreciation on investments             (4,151,528)
                                                                -----------
   Net decrease in members' capital from operating activities    (3,596,806)
                                                                -----------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                     50,000
Costs of Interests repurchased                                   (5,000,000)
                                                                -----------
   Net decrease in members' capital from capital transactions    (4,950,000)
                                                                -----------
MEMBERS' CAPITAL
Balance at beginning of period                                   38,660,193
                                                                -----------
Balance at end of period                                        $30,113,387
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities     $(3,596,806)
Adjustments to reconcile net decrease in members' capital
   from operating activities to net cash provided by
   operating activities
   Purchases of investments in Master Fund                         (66,667)
   Proceeds from the sale of investments in Master Fund          4,950,000
   Net investment loss and realized/unrealized loss
      allocated from Master Fund                                 3,570,566
   Net purchase of short-term investment                               (24)
   Increase in prepaid directors' fees                              (2,848)
   Increase in prepaid expenses                                     (2,415)
   Increase in receivable from Manager                              (2,807)
   Decrease in restricted cash                                     491,839
   Decrease in incentive fee payable                               (51,998)
   Increase in due to Master Fund                                   96,303
   Increase in administration fee payable                            7,500
   Decrease in Chief Compliance Officer fees payable                  (652)
   Increase in other accrued expenses                               49,848
                                                               -----------
      Net cash provided by operating activities                  5,441,839
                                                               -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Costs of Interests repurchased                                  (5,441,839)
                                                               -----------
      Net cash used in financing activities                     (5,441,839)
                                                               -----------
      Net change in cash and cash equivalents                           --
CASH AND CASH EQUIVALENTS
Beginning of period                                                     --
                                                               -----------
End of period                                                  $        --
                                                               ===========
NON-CASH FINANCING ACTIVITIES
   Receivable from Master Fund for tender offers               $ 5,000,000

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
FINANCIAL HIGHLIGHTS

                                               SIX-MONTH
                                              PERIOD ENDED      YEAR        YEAR         YEAR        YEAR        YEAR
                                             SEPTEMBER 30,     ENDED       ENDED        ENDED       ENDED       ENDED
                                                  2008       MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,
                                              (UNAUDITED)       2008       2007+         2006        2005        2004
                                             -------------   ---------   ---------    ---------   ---------   ---------
TOTAL RETURN
Total return before incentive fee (1)           (9.39)%         0.53%       7.34%       11.10%       5.96%      11.67%
Incentive fee                                   (0.00)%        (0.06)%     (0.78)%      (1.11)%     (0.57)%     (1.13)%
                                              -------        -------     -------      -------     -------     -------
      Total return after incentive fee (1)      (9.39)%         0.47%       6.56%        9.99%       5.39%      10.54%
                                              =======        =======     =======      =======     =======     =======
Net assets, end of period (000's)             $30,113        $38,660     $46,707      $51,440     $50,216     $49,360
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio,
   before waivers and reimbursements            (2.64)%(4)     (2.41)%     (3.06)%      (3.83)%     (3.51)%     (4.01)%
   net of waivers and reimbursements            (2.04)%(4)     (2.07)%     (2.65)%      (3.06)%     (2.76)%     (3.23)%
Expense ratio before incentive fee,
   before waivers and reimbursements (2)         2.74%(4)       2.43%       2.41%        2.86%       2.99%       3.02%
   net of waivers and reimbursements (2)         2.14%(4)       2.09%       2.00%        2.09%       2.24%       2.24%
Expense ratio before incentive fee,
   net of waivers and reimbursements             2.14%(4)       2.09%       2.00%        2.09%       2.24%       2.24%
Incentive fee                                    0.01%(5)       0.12%       0.76%        1.05%       0.56%       1.03%
                                              -------        -------     -------      -------     -------     -------
   Expense ratio after incentive fee, net
      of waivers and reimbursements              2.15%          2.21%       2.76%        3.14%       2.80%       3.27%
                                              -------        -------     -------      -------     -------     -------
Portfolio turnover (3)                           7.38%(5)      22.16%      17.52%(5)    21.76%      49.95%       9.28%

+ On July 1, 2006, the Fund converted into a Feeder Fund of the PNC Alternative Strategies Master Fund LLC. Performance information prior to July 1, 2006 was that of the stand-alone fund.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The Manager has contractually agreed to waive certain Fund expenses. See Note 2 in the Notes to Financial Statements.

(3) Portfolio turnover represents the Master Fund's portfolio turnover for July 1, 2006 to March 31, 2007, the year ended March 31, 2007 and period ended September 30, 2008. Portfolio turnover for the Fund from April 1, 2006 to June 30, 2006 was 5.15%. Portfolio turnover is calculated for the period indicated.

(4)  Annualized

(5)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     PNC Alternative Strategies Fund LLC (formerly Mercantile Alternative Strategies Fund LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on October 3, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $51,454,186, including its interests in the underlying investment funds to PNC Alternative Strategies Master Fund LLC, formerly Mercantile Alternative Strategies Master Fund LLC (the "Master Fund"), a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

     The Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owned 89.0% of the Master Fund as of September 30, 2008.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Fund's members approved the new investment management agreements.

     At September 30, 2008, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $18,700,659.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

     A.   PORTFOLIO VALUATION

          The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

          The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

          In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Alternative Strategies Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

          Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments in Master Fund are measured at September 30, 2008:

                             Level 1   Level 2     Level 3        Total
                             -------   -------   -----------   -----------
Investments in Master Fund     $--       $--     $30,387,239   $30,387,239
                               ---       ---     -----------   -----------

          The following is a reconciliation of the investments in Master Fund in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in                          Net
  Beginning                     unrealized                       investment        Ending
Balance as of     Realized     appreciation/   Net purchase/   loss allocated    Balance as
   3/31/08      gain/(loss)   (depreciation)       sales        from Master      of 9/30/08
-------------   -----------   --------------   -------------   --------------   -----------
$38,741,138       $971,121     $(4,151,528)     $(4,783,333)     $(390,159)     $30,387,239
-----------       --------     -----------      -----------      ---------      -----------

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

          Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.   SEGREGATED ACCOUNT

          A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     D.   FUND EXPENSES

          The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; administrative fees; auditing fees; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. The Master Fund pays the expense allocated to, and incurred by, the Fund and is reimbursed by the Fund through the redemption of Interests in the Fund.

          The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

     E.   EXPENSE LIMITATION

          Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.09% of the Fund's average net assets. The Expense Limitation Agreement will remain in effect through June 30, 2009 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

     F.   INCOME TAXES

          The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

          Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     G.   DISTRIBUTION POLICY

          The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

     H.   INVESTMENT IN REGISTERED INVESTMENT COMPANY

          The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2008, this investment consisted of 103 shares which amounted to less than 0.00% of net assets.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     I.   CAPITAL ACCOUNTS

          Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages

     J.   RESTRICTED CASH

          The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

     K.   USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   INCENTIVE FEES

          The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

     B.   ADMINISTRATION AND OTHER FEES

          The Fund has retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     C.   BOARD FEES

          The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the six-month period ended September 30, 2008 were $33,030, which includes $29,171 allocated from Master.

PNC ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, aggregate purchases of the Master Fund amounted to $66,667 and aggregate sales of the Master Fund amounted to $4,950,000.

8.   TENDER OFFERS

     On February 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2008. Tenders with a value in the amount of $2,500,000 were received and accepted by the Fund from limited members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after June 30, 2008. Members received an initial payment of $2,250,000 on July 31, 2008 and the remaining amount will be paid promptly after the completion of the Fund's March 31, 2009 year-end audit.

     On May 28, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by Members of the Fund at a price equal to the net asset value at September 30, 2008. Tenders with a value in the amount of $2.5 million were received and accepted by the Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to payment on or about 30 days after September 30, 2008. Members received an initial payment of $2,250,000 on October 31, 2008 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2009 year-end audit.

     On August 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by Members of the Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of $2.5 million were received and accepted by the Master Fund from Members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after December 31, 2008.

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

At a meeting held on May 12, 2008, the Directors of the Master Fund and the Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve the renewal of the Investment Management Agreements separately between the Master Fund and the Manager and the Fund and the Manager.

The assets of the Master Fund are actively managed and, the Fund, as a feeder fund, seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund. In consideration of the services that the Manager provided under the investment management agreement, the Master Fund pays the Manager an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund pays the Manager a performance-based incentive fee pursuant to the Investment Management Agreement between the Manager and the Fund.

In reaching their decision to approve the renewal of the Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors are received a memorandum from independent legal counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreements. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement for the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Robeco Investment Management, Inc. (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the Fund for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Funs outperformed the annual returns of the HFRX Equity Hedge Index for the one-year, three-year, five-year and since inception periods ended March 31, 2008. The Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee and performance-based incentive fee, together with the total expense ratios of the Master Fund and the Fund as compared to the fees and expenses of the peer group of investment companies with a similar investment strategy and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors noted that the fee structure provides for a performance-based incentive fee that increases the Manager's fee level when performance exceeds certain standards. The fee structure provides for a performance-based incentive fee equal to 10% of each Fund member's net profits for such incentive period in excess of a member's loss carryforward amount, which commences at zero and is increased or reduced each incentive period by the net losses or net profits, respectively, allocated to such member's capital account for such incentive period. The Directors also considered that the Manager has entered into an expense limitation agreement with respect to the Fund, whereby it agreed to waive and/or reimburse the Fund's expenses to the ensure that the Fund's annualized ordinary operating expenses do not exceed 2.09%, and that the Manager agreed to continue the expense limitation agreement until June 30, 2009. The Directors considered the Manager's profitability in providing services to the Master Fund and the Fund, taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2007. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors also considered the costs and benefits related to the services provided by the Manager and its affiliates from their relationship with the Funds. The Directors recognized that it is difficult to make comparisons of profitability to other investment advisory and administrative agreements because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors also assessed areas in which the Funds benefit from economies of scale. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship was excessive and that the asset-based management fee and performance-based incentive fee were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Investment Management Agreements were reasonable and fair and that the approval of the renewal of the Investment Management Agreements was in the best interests of the Master Fund and Fund and its members.

At the same meeting held on May 12, 2008, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the

PNC ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

renewal of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to theDirectors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors considered information provided by the Adviser regarding the fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ALTERNATIVE STRATEGIES FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SEMI-ANNUAL REPORT
SEPTEMBER 30, 2008 (UNAUDITED)

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                            PAGE
                                                                            ----
Fund Commentary .........................................................     2
FINANCIAL STATEMENTS
Schedule of Investments .................................................     6
Statement of Assets and Liabilities .....................................     8
Statement of Operations .................................................     9
Statements of Changes in Members' Capital ...............................    10
Statement of Cash Flows .................................................    11
Financial Highlights ....................................................    12
Notes to Financial Statements ...........................................    13
Liquidity of Investment Funds ...........................................    20
Board Approval of Investment Management and Advisory Agreements .........    21
Other Information .......................................................    24

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

Dear Members:

PNC Alternative Strategies Master Fund* (the "Fund") declined 9.28%, net of all fees, expenses and incentive allocations, for the six months ended September 30, 2008 (the "Reporting Period"). In comparison, the Russell 2000 Index declined 0.54% for the same period.

The Fund produced positive returns in two of the six months during the Reporting Period and also tracked or outperformed the Russell 2000 Index on a relative basis in two of the six months during the Reporting Period. The Fund, however, underperformed the broad small-cap equity market for the Reporting Period overall. It is important to note that the Fund's standard deviation, a commonly used statistical measure of portfolio volatility and risk, remained significantly lower than that of the Russell 2000 Index for the Reporting Period. Specifically, the Fund had an annualized standard deviation of 12.4% for the Reporting Period, compared to a 21.2% annualized standard deviation for the Russell 2000 Index.

Especially in times such as this, it is also important to maintain a long-term perspective. Since its inception on December 27, 2002, the Fund has gained 4.37%, net of all fees, expenses and incentive allocations, on an annualized basis through September 30, 2008.

MARKET AND ECONOMIC REVIEW

The Reporting Period was actually a tale of two quarters. The first three months of the semiannual period saw generally weak but still mixed performance by the major equity market indexes, as economic numbers had not yet begun to slide dramatically. The equity markets actually rallied in April and May 2008 before experiencing a severe sell-off in June due in large part to the price of crude oil. Crude oil prices rose about 10% in June alone to end the period at just over $140.00 per barrel. The U.S. consumer continued to be challenged by these higher energy prices as well as by falling home values, rising food prices, a weakening labor market and high debt levels. Further, the agony for the financial sector continued as concerns grew over how badly the collapse of the mortgage market has damaged the balance sheets of financial companies. Overall, mid-cap stocks performed best during these months, followed by small-cap stocks. Large-cap stocks as a whole ended June in negative territory. Across the capitalization spectrum, growth stocks significantly outperformed value stocks.

It was really during the second three months of the Reporting Period when economic data softened significantly and the financial landscape nearly collapsed. Indeed, during these months when the problems of Wall Street spilled over onto Main Street, the stock market experienced one of the most volatile periods in its history, and most segments of the equity market indexes declined. Several of the country's largest financial institutions failed, some others merged, and others were acquired by the government. Compounding the volatility were varying expectations and debate around government support. As the quarter ended, U.S. authorities were attempting to assemble more comprehensive and lasting bailout packages for the financial industry. This was also the quarter in which oil prices declined significantly. While oil prices rose on the final day of trading for the third calendar quarter to settle at $101.97 per barrel, they still descended nearly 28% during these three months. It is well worth noting that while most segments of the equity market indices declined, small-cap stocks overall performed best, followed at some distance by large-cap stocks and then mid-cap stocks. In a reversal from the prior quarter, value stocks significantly outperformed growth stocks across the capitalization spectrum.

For the Reporting Period overall, small-cap stocks declined but significantly less so than either mid-cap or large-cap stocks. Within the small-cap sector, value stocks outpaced growth stocks for the Reporting Period overall.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

The Federal Reserve Board (the Fed) had met and cut interest rates by 25 basis points, or 0.25%, bringing the targeted federal funds rate to 2.00% on April 30. The Fed then paused for an extended time. While the Fed was quite involved with the markets during the third calendar quarter as it sought to liquefy the frozen credit markets, it chose to leave interest rates unchanged at each of its meetings. Though economic indicators continued to slow and unemployment increased, inflation remained a concern of policymakers.

FUND REVIEW

During the Reporting Period, Robeco Investment Management, Inc. maintained its goal of increasing portfolio risk-taking to be consistent with the Fund's stated objectives and at the same time refining both sub-fund manager and hedge fund strategy diversification so that no one manager or strategy may dominate performance.

In so doing, we redeemed two of the Fund's 16 managers and added one manager, such that there were 15 managers at September 30, 2008. We sought managers who, in our view, have well-articulated investment processes for return generation and demonstrated abilities to manage portfolio risk exposures. We also sought managers who we believe can generate returns through security selection versus significant long market exposures. Of the managers redeemed, both were long/short equity managers; each was redeemed either for negative organizational issues or for investment-related reasons. The Fund's assets continued to be invested primarily with managers focusing on smaller companies, typically less than $5 billion in capitalization. Of the 15 hedge funds in the Fund at the end of September 2008, three generated positive returns and 12 generated negative returns for the Reporting Period. Of the redeemed managers, each of whom contributed to returns during the six months, both generated positive returns.

We categorized the Fund's strategies into three main components. The first is long/short equity strategies with a small-cap emphasis, where our goal is to normally allocate between 50%-75% of Fund assets. The other two are event-driven strategies and relative-value strategies with an emphasis in both components on those specific strategies correlated with small-cap returns. The non-long/short equity components are meant to enhance the Fund's risk-adjusted returns and help manage portfolio risk. During a Reporting Period that saw unprecedented volatility in the equity markets, all three of these strategy components lost ground. Each of the three strategy components also underperformed the Russell 2000 Index on a relative basis during the Reporting Period.

- LONG/SHORT EQUITY STRATEGIES - Long/short equity strategies are tactical strategies whereby managers buy long undervalued positions and sell short overvalued positions. The long/short equity strategies of the Fund declined but as a whole produced the best performance for the Fund on a relative basis. In fact, while long/short equity managers were not spared from the carnage in the equity markets, many of the Fund managers in this group trimmed both net and gross exposures, thus mitigating some downside as the market sold off, especially during the second half of the Reporting Period. Among this component's sub-strategies, the Fund's highly-hedged manager performed best, as this manager was positioned well--with a conservatively low concentration and highly-hedged portfolio--to take advantage of the gyrations in the equity markets. These very same volatile market conditions caused the Fund's variable exposure managers to turn in the worst relative performance within the component during the Reporting Period. Overall, variable exposure managers tend to have more latitude with respect to net sector exposure. During the Reporting Period, those managers who had long biases in the energy and materials sectors were impacted by the sell-off in those areas, while managers who were net short the financial sector were impacted by the emergency restrictions placed on short

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

     selling during these months. The one manager we added during the Reporting Period is a long-short equity manager. Cadian Fund LP employs a variable exposure strategy. The two managers redeemed during the Reporting Period were also long-short equity managers, namely Delta Institutional LP, which employs a variable exposure strategy, and Rosehill Saisei Fund LP, which uses a long-biased strategy. With these changes, the Fund's allocation to this component shifted--from 68.4% of the Fund's net assets at the start of the Reporting Period to 85.7% of the Fund's net assets in these strategies at the end of the Reporting Period.

- RELATIVE-VALUE STRATEGIES - Relative-value strategies are market-neutral investment strategies that seek to identify investments whose values are attractive, compared to similar securities, when risk, liquidity and return are taken into account. The relative-value strategies of the Fund performed poorly during the Reporting Period. That said, relative value strategies were actually the best performing component during the first fiscal quarter, generating solid positive returns due primarily to conservative positioning in terms of historically low gross exposure levels and a well-timed reduction in exposure to resource-related equities by its macro manager. However, during the second half of the Reporting Period, the component was the worst performer, generating double-digit negative returns, as plummeting real estate prices caused significant mark-to-market losses and liquidity issues for its structured credit manager. Within the component, then, for the Reporting Period as a whole, the Fund's macro manager performed best, while the Fund's structured credit manager lagged. Overall, the Fund's allocation to relative-value strategies shifted from 10.3% of the Fund's net assets at the start of the Reporting Period to 12.3% of the Fund's net assets at the end of September 2008.

- EVENT-DRIVEN STRATEGIES - Event-driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Such funds typically employ medium-term holding periods. Event-driven strategies were the worst-performing component on a relative basis. Event-driven strategies were weakest, due primarily to its catalyst-driven manager, who had net long exposure to India. India's equity market, as measured by the SENSEX 30, was down approximately 16.8% during the Reporting Period. The component's multi-strategy sub-fund performed best within the component, as its manager tended to operate with low sector exposures and was thus somewhat insulated from the turmoil in the energy and financial sectors that plagued many of its peers. The Fund's allocation to these event-driven strategies shifted over the Reporting Period from 11.5% of the Fund's net assets at the start of the Reporting Period to 12.5% of the Fund's net assets at the end of the Reporting Period.

STRATEGY AHEAD

It would be an understatement to say that the global equity markets were increasingly affected over the course of the Reporting Period by deterioration within the financial sector. That said, however, ongoing concerns regarding the state of the global economy led to the sell-off of various asset classes, including equities, convertible securities, structured credit, corporate credit, commodities and more. Systemic risk, a long-time market concern, was finally realized, and a number of financial services businesses failed. Bear Stearns, Lehman Brothers, Freddie Mac, Fannie Mae and AIG all made headlines with their turmoil. As a result, governments and central banks around the world stepped up programs in an effort to ease the crisis. The Fed and the U.S. Treasury, with the approval of the U.S. Congress, created the Troubled Assets Relief Program, or TARP, which was signed into law just days after the end of the Reporting Period. Policymakers instituted numerous other funding programs as they sought to stimulate interbank lending.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
SEPTEMBER 30, 2008

Against this backdrop, hedge fund managers, in aggregate, de-risked, if you will, their respective balance sheets in terms of gross and net exposures, reduced concentration among core positions, and trimmed outsized sector biases. At the end of the Reporting Period, managers were looking for the third calendar quarter earnings season to serve as a catalyst to help differentiate winners from losers and help return focus to fundamental valuation metrics. Such risk reduction by hedge fund managers has resulted in many managers having higher-than-average cash balances, which may be used, in part, to fund year-end investor outflows. These higher cash balances may also be used by managers, going forward, to exploit significant attractive opportunities created by the indiscriminate selling that took place during the Reporting Period.

Indeed, we believe that corrections in equity valuations should provide excellent entry points, especially for the Fund's value-oriented long/short equity managers. We also believe that market volatility will likely continue to drive returns for the Fund's more trading-oriented long/short equity managers. While small-cap stocks outperformed larger-cap equities during the Reporting Period, it is unclear how this segment will fare in the months ahead given how conditions have grown increasingly uncertain and volatile during recent months. Either way, we remain confident that the underlying long/short equity strategy sub-fund managers will be able to find interesting and profitable stock-specific situations.

We also intend to maintain the Fund's allocations to the relative-value and event-driven components, as we believe they will continue to provide an effective means of diversification and balance to the overall Fund portfolio going forward. We intend, of course, to continue to monitor and assess the merits of all managers and strategies employed in the Fund. We also intend to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles going forward.

Sincerely,

ROBECO INVESTMENT MANAGEMENT, INC.

* THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

                                   (PIE CHART OMITTED)

Long/Short - Variable Exposure   53%
Long/Short - Long-Biased         17%
Event-Driven                     11%
Macro                             8%
Long/Short - Highly Hedged        8%
Structured Credit                 3%

                                                                                  % OF
INVESTMENT FUNDS*                                    COST         VALUE      MEMBERS' CAPITAL
-----------------                                -----------   -----------   ----------------
LONG/SHORT - VARIABLE EXPOSURE
   Apis Capital, L.P.                            $ 2,675,000   $ 3,089,770          9.05%
   Cadian Fund, L.P.                               3,000,000     2,680,247          7.85
   Cobalt Partners, L.P.**                         4,000,000     3,869,064         11.33
   Coeus Capital, L.P.                             2,000,000     1,944,149          5.70
   Criterion Institutional Partners, L.P.          2,339,975     3,046,818          8.92
   Dirigo L.L.C.                                   2,000,000     2,220,460          6.50
   North Run Qualified Partners, L.P.**            2,000,000     2,102,018          6.16
   Tracer Capital Partners QP, L.P.                  778,354       796,153          2.33
                                                 -----------   -----------         -----
      Total Long/Short - Variable Exposure        18,793,329    19,748,679         57.84
LONG/SHORT - LONG-BIASED
   Clovis Capital Partners Institutional, L.P.     3,000,000     3,428,286         10.04
   Harvey SmidCap, L.P.                            3,000,000     3,136,712          9.19
                                                 -----------   -----------         -----
      Total Long/Short - Long-Biased               6,000,000     6,564,998         19.23
EVENT-DRIVEN
   Altima Global Special Situations Fund, L.P.     2,750,000     2,758,922          8.08
   Perry Partners, L.P.**                          1,200,000     1,501,459          4.40
                                                 -----------   -----------         -----
      Total Event-Driven                           3,950,000     4,260,381         12.48

                                                                       CONTINUED

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2008

                                                                                   % OF
INVESTMENT FUNDS* (CONTINUED)                        COST         VALUE      MEMBERS' CAPITAL
-----------------------------                    -----------   -----------   ----------------
MACRO
   Wexford Spectrum Fund I, L.P.                 $ 3,000,000   $ 3,204,815          9.39%
                                                 -----------   -----------        ------
      Total Macro                                  3,000,000     3,204,815          9.39
LONG/SHORT - HIGHLY HEDGED
   Pennant Winward Fund, L.P.                      1,600,000     2,937,018          8.60
                                                 -----------   -----------        ------
      Total Long/Short - Highly Hedged             1,600,000     2,937,018          8.60
STRUCTURED CREDIT
   Petra Offshore Fund, L.P.                       1,250,000     1,006,479          2.95
                                                 -----------   -----------        ------
      Total Structured Credit                      1,250,000     1,006,479          2.95
                                                 -----------   -----------        ------
      Total Investments                          $34,593,329   $37,722,370        110.49%
                                                 ===========   ===========        ======

*    All investments are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

As of September 30, 2008, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

COUNTRY                       COST         VALUE
-------                   -----------   -----------
United States - 110.49%   $34,593,329   $37,722,370
                          -----------   -----------
                          $34,593,329   $37,722,370
                          ===========   ===========

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $34,593,329. Net unrealized appreciation on investments for tax purposes was $3,129,041 consisting of $3,879,102 of gross unrealized appreciation and $750,061 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 110.49% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2008

ASSETS
Investment Funds, at value (cost $34,593,329)                            $ 37,722,370
Investment in registered investment company, at value (cost $679,849)*        679,849
Receivable from fund investments sold                                         744,731
Receivable from feeder funds                                                  293,365
Prepaid directors' fees                                                        11,809
Prepaid expenses                                                               73,474
Dividend income receivable                                                      1,297
                                                                         ------------
   Total assets                                                            39,526,895
                                                                         ------------
LIABILITIES
Due to feeder funds for tender offers                                       5,200,000
Management fee payable                                                        109,004
Administration fee payable                                                     19,853
Line of credit facility fee payable                                             1,875
Other accrued expenses                                                         54,268
                                                                         ------------
   Total liabilities                                                        5,385,000
                                                                         ------------
   Net assets                                                            $ 34,141,895
                                                                         ============
MEMBERS' CAPITAL
Capital                                                                  $ 24,993,190
Accumulated net investment loss                                           (2,079,777)
Accumulated net realized gain on investments                                8,099,441
Net unrealized appreciation on investments                                  3,129,041
                                                                         ------------
   Members' capital                                                      $ 34,141,895
                                                                         ============

*    See Note 2 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF OPERATIONS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME
Dividend income                                              $    25,537
                                                             -----------
OPERATING EXPENSES
Management fees                                                  282,330
Administration fees                                               45,986
Directors' fees                                                   32,329
Chief Compliance Officer fees                                      3,932
Audit fees                                                        48,658
Legal fees                                                        22,816
Interest expense                                                     174
Custodian fees                                                     2,299
Printing fees                                                      8,938
Other expenses                                                    10,663
                                                             -----------
   Operating expenses                                            458,125
                                                             -----------
   Net investment loss                                          (432,588)
                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                               1,079,549
Net change in unrealized appreciation on investments          (4,621,958)
                                                             -----------
   Net realized and unrealized loss on investments            (3,542,409)
                                                             -----------
Net decrease in members' capital from operating activities   $(3,974,997)
                                                             ===========

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (895,867)
Net realized gain on investments                                      4,865,247
Net change in unrealized appreciation on investments                 (3,305,560)
                                                                   ------------
   Net increase in members' capital from operating activities           663,820
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      2,140,915
Costs of Interests repurchased                                      (10,365,679)
                                                                   ------------
   Net decrease in members' capital from capital transactions        (8,224,764)
                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of year                                         50,659,491
                                                                   ------------
Balance at end of year                                             $ 43,098,547
                                                                   ============

FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008 (unaudited)

FROM OPERATING ACTIVITIES
Net investment loss                                                $   (432,588)
Net realized gain on investments                                      1,079,549
Net change in unrealized appreciation on investments                 (4,621,958)
                                                                   ------------
   Net decrease in members' capital from operating activities        (3,974,997)
                                                                   ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        168,345
Costs of Interests repurchased                                       (5,150,000)
                                                                   ------------
   Net decrease in members' capital from capital transactions        (4,981,655)
                                                                   ------------
MEMBERS' CAPITAL
Balance at beginning of period                                       43,098,547
                                                                   ------------
Balance at end of period                                           $ 34,141,895
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CASH FLOWS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital from operating activities       $(3,974,997)
Adjustments to reconcile net decrease in members' capital
from operating activities to net cash provided by operating
activities
   Net change in unrealized appreciation on investments            4,621,958
   Net realized gain on investments                               (1,079,549)
   Purchases of investments                                       (5,500,000)
   Proceeds from the sale of investments                           3,067,412
   Net purchases of short-term investments                          (679,849)
   Decrease in fund investments made in advance                    2,500,000
   Decrease in receivable from fund investments sold               6,427,692
   Increase in receivable from feeder funds                         (136,360)
   Decrease in dividend income receivable                              2,855
   Increase in prepaid directors' fees                               (11,809)
   Decrease in prepaid expenses                                            7
   Decrease in management fee payable                                (23,391)
   Decrease in Chief Compliance Officer fees payable                    (843)
   Decrease in line of credit facilities fee payable                  (5,281)
   Increase in administration fee payable                             16,522
   Increase in other accrued expenses                                 25,757
                                                                 -----------
      Net cash provided by operating activities                    5,250,124
                                                                 -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                     168,345
Costs of Interests repurchased                                    (5,050,000)
                                                                 -----------
      Net cash used in financing activities                       (4,881,655)
                                                                 -----------
      Net increase in cash and cash equivalents                      368,469
CASH AND CASH EQUIVALENTS
Beginning of period                                                 (368,469)
                                                                 -----------
End of period                                                    $        --
                                                                 ===========
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                 $       174
                                                                 ===========

*    See Note 9 in Notes to Financial Statements

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
FINANCIAL HIGHLIGHTS

                                      SIX-MONTH
                                    PERIOD ENDED       YEAR      PERIOD
                                    SEPTEMBER 30,     ENDED       ENDED
                                        2008        MARCH 31,   MARCH 31,
                                     (UNAUDITED)       2008       2007+
                                    -------------   ---------   ---------
Total return (1)                       (9.28)%         0.76%       7.84%
Net assets, end of period (000's)    $34,142        $43,099     $50,659
RATIOS TO AVERAGE NET ASSETS
   Net investment loss                 (1.91)%(3)     (1.71)%     (1.87)%(3)
   Net operating expenses (2)           2.02%(3)       1.85%       1.97%(3)
Portfolio turnover                      7.38%(4)      22.16%      17.52%(4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized.

(4)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

1.   ORGANIZATION

     PNC Alternative Strategies Master Fund LLC (formerly Mercantile Alternative Strategies Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $51,454,186 (comprised of $50,405,002 of fund investments, $936,182 of cash, $108,658 of receivable from fund investments sold, and $4,344 of dividends receivable) from PNC Alternative Strategies Fund LLC (formerly Mercantile Alternative Strategies Fund LLC) on July 1, 2006. Unrealized appreciation of $8,396,715 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Members approved the new investment management agreement.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC), the "Adviser". The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.   PORTFOLIO VALUATION

          The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

          The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

          Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

          use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

          In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The PNC Alternative Strategies Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at September 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $37,722,370   $37,722,370
                                     ---       ---     -----------   -----------

          The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in
  Beginning                     unrealized         Net      Net transfers      Ending
Balance as of    Realized      appreciation/    purchase/   in and/or out    Balance as
   3/31/08      gain/(loss)   (depreciation)      sales       of Level 3     of 9/30/08
-------------   -----------   --------------   ----------   -------------   -----------
 $38,832,191     $1,079,549     $(4,621,958)   $2,432,588        $--        $37,722,370
 -----------     ----------     -----------    ----------        ---        -----------

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS

          Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

          Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.   FUND EXPENSES

          The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodial fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

          The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the six-month period ended September 30, 2008, allocations/fees for these services ranged from 1.0% to 2.0% annually for management fees and were 20% annually for the performance or incentive allocations.

     D.   INCOME TAXES

          The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

          On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

          Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     E.   INVESTMENT IN REGISTERED INVESTMENT COMPANY

          The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At September 30, 2008, this investment consisted of 679,849 shares which amounted to 2.0% of net assets.

     F.   SEGREGATED INVESTMENTS

          Certain investments have been segregated to finance the repurchase on Interests from tender offers.

     G.   CAPITAL ACCOUNTS

          Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

     H.   USE OF ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   MANAGEMENT FEE

          The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

     B.   ADMINISTRATION AND OTHER FEES

          The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian for the Master Fund's assets.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

     C.   BOARD FEES

          Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the six-month period ended September 30, 2008 were $32,329.

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2008, the aggregate purchases and sales of investments (excluding short-term securities) were $5,500,000 and $3,067,412, respectively.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

8.   TENDER OFFERS

     On February 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2008. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on July 31, 2008.

     On May 28, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at September 30, 2008. Tenders with a value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,600,000 on October 31, 2008.

     On August 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2008. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive a payment of $2,600,000 on or about 30 days after December 31, 2008.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the six-month period ended September 30, 2008 the Master Fund had borrowings of $500,000 over a period of 2 days at an interest rate 6.25%. As of September 30, 2008, there were no borrowings outstanding.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
SEPTEMBER 30, 2008

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                  LIQUIDITY
----------------                                 -----------
   Altima Global Special Situations Fund, L.P.    Quarterly
   Apis Capital, L.P.                             Quarterly
   Cadian Fund, L.P.                              Quarterly
   Clovis Capital Partners Institutional, L.P.    Quarterly
   Cobalt Partners, L.P.                         Semi-Annual
   Coeus Capital, L.P.                            Quarterly
   Criterion Institutional Partners, L.P.         Quarterly
   Dirigo L.L.C.                                  Quarterly
   Harvey SmidCap, L.P.                           Quarterly
   North Run Qualified Partners, L.P.             Quarterly
   Pennant Winward Fund, L.P.                     Quarterly
   Perry Partners, L.P.                            Annually
   Petra Offshore Fund, L.P.                      Quarterly
   Tracer Capital Partners QP, L.P.               Quarterly
   Wexford Spectrum Fund I, L.P.                  Quarterly

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

At a meeting held on May 12, 2008, the Directors of the Master Fund, including a majority of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act (the "Independent Directors")), met in person and voted to approve the renewal of the Investment Management Agreement between the Master Fund and the Manager.

In reaching their decision to approve the renewal of the Investment Management Agreement, the Directors of the Master Fund, with the assistance of independent legal counsel, considered their legal responsibilities and evaluated the Investment Management Agreement in light of the related information they had requested and received from the Manager. The Directors reviewed these materials with the management of the Manager and the Master Fund; legal counsel to the Master Fund; and independent legal counsel to the Directors. The Directors are received a memorandum from independent legal counsel discussing the legal standards for their consideration of the approval of the Investment Management Agreement. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager were present. The Directors considered whether such approval would be in the best interests of the Master Fund and its members, focusing primarily on the nature and quality of the services provided by the Manager and the overall fairness of the Investment Management Agreement. In their deliberations, the Directors did not rank the importance of any particular information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Investment Management Agreement for the Master Fund, the Directors considered the experience and staffing of the personnel of the Manager dedicated to performing services for the Master Fund. The Directors noted that the Investment Management Agreement for the Master Fund authorizes the Manager to employ investment advisers to assist in the performance of any or all of the investment management services to the Master Fund under the Manager's supervision, and that pursuant to such authority the Manager had retained Robeco Investment Management, Inc. (the "Adviser") to provide a continuing investment program for the Master Fund, including research and management of the investments and other assets. The Directors also considered the Manager's procedures to oversee and monitor the investment activities of the Adviser and the Manager's compliance program. Based on this review, the Directors concluded that the Manager had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also considered the annualized returns of the feeder funds that invest all or substantially all of their investment assets in the Master Fund (the "Feeder Funds") for the calendar year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2008 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Feeder Funds outperformed the annual returns of the HFRX Equity Hedge Index for the one-year, three-year, five-year and since inception periods ended March 31, 2008. The Directors concluded that the Fund's overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information with respect to the Feeder Funds at other regular Board meetings.

The Directors also assessed the asset-based management fee, together with the total expense ratio, of the Master Fund and its Feeder Funds as compared to the fees and expenses of the peer group of investment companies with a similar investment strategy and structure that was based on publicly available sources and provided by the Manager. The Directors recognized that it is difficult to make comparisons of the management fees because of variations in the services that are included in the fees paid by peer investment companies. The Directors considered the Manager's profitability in providing services to the Master Fund,

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

taking into account the fees and other benefits realized by the Manager or any of its affiliates as a result of its role as investment manager and the direct and indirect expenses incurred by the Manager in providing these services. At the request of the Directors, the Manager provided information concerning the profitability of the Manager's investment advisory activities for the twelve month period ended December 31, 2007. The Directors also reviewed the methods of allocation used by the Manager in preparing the profitability analysis. The Directors also considered the costs and benefits related to the services provided by the Manager and its affiliates from their relationship with the Funds. The Directors recognized that it is difficult to make comparisons of profitability to other investment advisory and administrative agreements because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors also assessed areas in which the Funds benefit from economies of scale. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits for its services. Based upon their review, the Directors concluded that they were satisfied that the profitability information provided by the Manager did not suggest that the Manager's level of profitability from its relationship was excessive and that the asset-based management fee was fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Investment Management Agreement were reasonable and fair and that the approval of the renewal of the Investment Management Agreement was in the best interests of the Master Fund and its members.

At the same meeting held on May 12, 2008, the Board of Directors of the Master Fund, including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreement between the Manager, the Adviser and the Master Fund.

In connection with such approval, the Directors considered, with the assistance of their independent counsel, their legal responsibilities and reviewed materials they had requested and received from the Adviser. The materials contained specific information to assist the Directors in their consideration of the renewal of the Investment Advisory Agreement. The Directors carefully evaluated these materials with the Adviser and the Manager, and were advised by counsel to the Master Fund and independent counsel to the Directors with respect to their deliberations. The Directors also received a memorandum from independent counsel discussing the legal standards for their consideration of the approval of the Investment Advisory Agreement. The Directors also discussed the approval of the Investment Advisory Agreement in an executive session with counsels, at which no representatives of the Adviser or the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

The Directors considered whether the continuance would be in the best interests of the Master Fund and its members, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the Investment Advisory Agreement to the Master Fund. In considering the nature and quality of the services, the Directors considered the investment and business operations capabilities of the Adviser. Based on this review, the Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Master Fund.

With respect to the overall fairness of the agreement, the Directors considered the fee structure of the agreement and the profitability of the Adviser from its association with the Master Fund. The Directors

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS (UNAUDITED) SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2008

considered information provided by the Adviser regarding the fees it received from similar advisory arrangements and that this fee is paid by the Manager. The Directors also considered that the advisory fee structure provides for incentive fees payable by the Manager to the Adviser when the performance exceeds certain levels and that such fees are paid by the Manager. The Directors recognized that it is difficult to make comparisons of profitability to other investment management contracts because comparative information is not generally publicly available and may be affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. The Directors recognized that the Adviser should be entitled to earn a reasonable level of profits for services it provides. The Directors did not put great weight on the Adviser's profitability but recognized that the negotiation of the subadvisory fee is an arms' length transaction between the Manager and the Adviser. The Directors noted that the assets of the Master Fund had not yet grown to the point where real economies of scale could be realized.

The Directors concluded that, based on the services that the Adviser would provide to the Master Fund under the agreement and the expenses incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and reasonable.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
SEPTEMBER 30, 2008

PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER

Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There have been no changes to the Portfolio Managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            PNC Alternative Strategies Fund LLC


By (Signature and Title)*               /s/ Kevin A. McCreadie
                                        -------------------------
                                        Kevin A. McCreadie
                                        Chief Executive Officer
Date: November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Kevin A. McCreadie
                                        -------------------------
                                        Kevin A. McCreadie
                                        Chief Executive Officer
Date: November 28, 2008


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        -------------------------
                                        Jennifer E. Spratley
                                        Chief Financial Officer
Date: November 28, 2008
* Print the name and title of each signing officer under his or her signature.